Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$428,319	$85,555	$342,598
Denominator:
Weighted average ordinary shares outstanding	228,814	235,164	235,560
Basic net income per share attributable to Weibo’s shareholders	$1.87	$0.36	$1.45

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$428,319	$85,555	$342,598
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	—	—	529
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	428,319	85,555	343,127
Denominator:
Weighted average ordinary shares outstanding	228,814	235,164	235,560
Effects of dilutive securities
Stock options	68	—	14
Unvested restricted share units	1,324	1,243	2,625
Convertible senior notes	—	—	1,775
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	230,206	236,407	239,974
Diluted net income per share attributable to Weibo’s shareholders	$1.86	$0.36	$1.43